Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional amount	$ 2,280,000	$ 2,877,000
Derivative assets	122,000	213,000
Net gain/loss recognised of fair value of yield maintenance provisions	0	0
Net gains (losses) recognized in earnings	7,000	(28,000)
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	2,280,000	2,877,000
Interest-rate swaps	695,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative assets	8,000	8,000
Interest rate lock commitments related to residential mortgage loans	$ 2,164,000	$ 1,560,000